REVENUES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUES
Revenues	$ 4,554.4	$ 4,317.8	$ 4,293.8
Inter-segments
REVENUES
Revenues	(123.6)	(113.3)	(116.8)
Internet
REVENUES
Revenues	1,201.4	1,131.4	1,114.3
Television
REVENUES
Revenues	836.1	903.6	974.4
Mobile Telephony
REVENUES
Revenues	712.5	658.5	600.7
Wireline Telephony
REVENUES
Revenues	318.5	338.4	341.1
Mobile Equipment Sales
REVENUES
Revenues	276.4	257.2	229.1
Wireline Equipment Sales
REVENUES
Revenues	204.0	151.7	40.7
Other.
REVENUES
Revenues	186.1	181.8	180.1
Advertising
REVENUES
Revenues	354.0	285.5	339.6
Subscription
REVENUES
Revenues	202.7	200.3	210.6
Other
REVENUES
Revenues	219.3	164.7	187.8
Sports and Entertainment.
REVENUES
Revenues	$ 167.0	$ 158.0	$ 192.2